Goldman Sachs Short Duration Government Fund Expense Example - Class P Shares [Member] - Goldman Sachs Short Duration Government Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	$ 704